SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)		6 Months Ended
	Nov. 10, 2023 USD ($) shares	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2023 USD ($)	Mar. 31, 2024 HKD ($) shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 30, 2023 HKD ($) shares	May 29, 2023	May 22, 2023 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)
Authorized share capital								$ 50,000
Ordinary shares | shares		50,000,000		50,000,000	50,000,000	50,000,000		50,000,000
Common stock, par or stated value per share | $ / shares		$ 0.001			$ 0.001			$ 0.001
Common stock, shares issued | shares		14,625,000		14,625,000	13,125,000	13,125,000
Common stock, shares outstanding | shares		14,625,000		14,625,000	13,125,000	13,125,000
Allowance for expected credit loss		$ 26,924			$ 50,935
Year end exchange rate		7.8000	7.8000	7.8000
Cash and cash equivalents		$ 2,549,766			554,132
Deposits				$ 500,000
Allowance for expected credit loss for accounts receivables		16,745			38,534				$ 5,068
Contract assets		452,031			543,838
Allowance for expected credit loss		10,179			12,401
Contract liabilities
Deferred Costs, Current		300,000			$ 1,306,441
Impairment of loss		0	$ 0
Government grants			$ 1,859
Mr Wai Yiu Yau [Member]
Bank guarantee line maximum amount				$ 1,040,000		$ 3,690,000
IPO [Member]
Proceeds from Issuance Initial Public Offering	$ 5,300,000
Stock Issued During Period, Shares, New Issues | shares	1,500,000
Reorganization [Member]
Common stock, shares issued | shares		13,125,000		13,125,000
Common stock, shares outstanding | shares		13,125,000		13,125,000
Globavend Investments Limited [Member]
Equity Method Investment, Ownership Percentage							100.00%
Globavend Investments Limited [Member]
Common stock, shares issued | shares								13,125,000